Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
7. Cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash	$830,788	$539,536
Short-term deposits	26,009	937
	$856,797	$540,473
As at December 31, 2024, €157.3 million ($163.4 million) (2023 - €86.8 million ($95.9 million)) of cash and cash equivalents are designated for the use of constructing the Skouries Project and to fund reimbursable VAT expenditures relating to the Skouries Project.